Average Annual Total Returns (Vanguard Institutional Intermediate-Term Bond Fund Institutional) - Vanguard Institutional Intermediate-Term Bond Fund - Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares
Total
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.66%
Five Years	3.64%
Ten Years	4.22%
Barclays U.S. Intermediate Aggregate ex Baa Index
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.04%
Five Years	3.51%
Ten Years	4.23%